ZHEJIANG TIANLAN CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY ¥ in Thousands, $ in Thousands	USD ($)	Retained Earnings USD ($)	Noncontrolling Interests USD ($)	ZHEJIANG TIANLAN CNY (¥)	ZHEJIANG TIANLAN Ordinary CNY (¥)	ZHEJIANG TIANLAN Capital reserve CNY (¥)	ZHEJIANG TIANLAN PRC statutory reserves CNY (¥)	ZHEJIANG TIANLAN Retained Earnings CNY (¥)	ZHEJIANG TIANLAN Noncontrolling Interests CNY (¥)
Beginning Balance, amount at Dec. 31, 2015				¥ 169,013	¥ 80,172	¥ 24,217	¥ 9,094	¥ 53,928	¥ 1,602
Net income / (loss)	$ 158	$ 231	$ (73)	22,642				23,228	(586)
Dividend paid				(9,220)				(9,220)
Appropriation of reserves	0	(37)		0			2,542	(2,542)
Deemed disposal of subsidiary				1,000		103			897
Issue share capital				3,360	1,200	2,160
Ending Balance, amount at Dec. 31, 2016				186,795	81,372	26,480	11,636	65,394	1,913
Net income / (loss)	367	473	(106)	26,215				26,234	(19)
Dividend paid				(9,496)				(9,496)
Appropriation of reserves				0			2,486	(2,486)
Issue share capital				7,800	1,200	6,000			600
Ending Balance, amount at Dec. 31, 2017				211,314	82,572	32,480	14,122	79,646	2,494
Net income / (loss)	(61)	88	$ (149)	(26,227)				(26,646)	419
Dividend paid				(9,908)				(9,908)
Capitalization of gain on disposal of subsidiaries to the shareholders				373		1,874			(1,501)
Appropriation of reserves	$ 0	$ 36		0		1,212	(219)	(993)
Issue share capital				2,450					2,450
Ending Balance, amount at Dec. 31, 2018				¥ 178,002	¥ 82,572	¥ 35,566	¥ 13,903	¥ 42,099	¥ 3,862